                                                                                                         August 13, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.
Washington, D.C. 20549

Re:     Transamerica Life Insurance Company

                         TLIC Separate Account VL
                         TransEquity

                         (File No. 333-153800)

     Filer CIK No.:0000785026

Dear Commissioners:

     Pursuant to Rule 497(c) on behalf of the above-referenced Registrant, attached for electronic filing via EDGAR is the Registrant’s Supplement dated September 1, 2009.

     Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

                                                                                                             Sincerely,

                                                                                                            /*/ Gayle A. Morden

                                                                                                           Gayle A. Morden
                                                                                                           Compliance Manager

cc:     Arthur D. Woods, Esq.
          Mary Jane Wilson-Bilik, Esq.

Supplement dated September 1, 2009,
effective October 1, 2009,
to the Prospectuses listed below
for variable life insurance policies issued by

Transamerica Life Insurance Company

This supplement describes a change to prospectuses for the following variable life insurance policies listed below issued by Transamerica Life Insurance Company and funded through the separate account listed below. Please retain this supplement with your prospectus for future reference.

•	TransEquity® and TransEquity® II (funded through Transamerica Life Insurance Company Separate Account VL)

Effective October 1, 2009, Transamerica Capital, Inc. (“TCI”) will become the principal underwriter for the policies listed above. As of October 1, 2009, Transamerica Securities Sales Corporation (“TSSC”), currently the principal underwriter for these policies, will cease being the principal underwriter for these Policies. TCI and TSSC are affiliated broker/dealers.

Effective October 1, 2009, except as noted below, all references in the prospectus to TSSC are replaced by TCI.

There is no change in reference to TSSC in the sentence in “Sales Commissions” or in “Our Distribution Agreement with TSSC”, as applicable, specifying commissions already paid to TSSC.